File No. 333-101231

File No. 811-21254

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 14

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 15

WOODMEN VARIABLE ANNUITY ACCOUNT

(Exact Name of Registrant)

WOODMEN OF THE WORLD LIFE INSURANCE SOCIETY AND/OR OMAHA WOODMEN LIFE INSURANCE SOCIETY

(Name of Depositor)

1700 Farnam St.

Omaha, NE 68102

(Address of the Depositor’s Principal Executive Office)

1-877-664-332

(Depositor’s Telephone Number, including Area Code)

Matthew E. Ellis, Esq.

1700 Farnam St.

Omaha, Nebraska 68102

402-271-7223

(Name and Address of Agent for Service of Process)

Copy to:

Mary Jane Wilson-Bilik, Esq.

Sutherland Asbill & Brennan LLP

700 Sixth St., NW, Suite 700

Washington, DC 20001-3980

202-383-0660

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on December 31, 2014, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

Securities being offered: Individual Flexible Premium Deferred Variable Annuity Certificates

WOODMEN OF THE WORLD LIFE INSURANCE SOCIETY AND/OR OMAHA WOODMEN LIFE

INSURANCE SOCIETY

Woodmen Variable Annuity Account

Supplement Dated December 31, 2014

to the

Prospectus for Woodmen Variable Annuity

(dated May 1, 2014)

This Supplement updates certain information in the above-referenced prospectus, and should be attached to the prospectus and retained for future reference. Unless otherwise indicated, all other information included within the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

On or about January 1, 2015, and subject to regulatory approval, we anticipate making additional Funds available as investment options under your Certificate. The purpose of this Supplement is to make changes to your prospectus regarding the Subaccounts available under your Certificate. The updates to your prospectus reflecting these changes are described below with references to those parts of the prospectus modified by this supplement.

The following is added to the listing of Funds on the cover page of your prospectus:

AMERICAN FUNDS INSURANCE SERIES

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

Global Growth and Income Fund

Growth-Income Fund

International Growth and Income Fund

Asset Allocation Fund

The first sentence of the “INVESTMENT OPTIONS” section of your prospectus is replaced in its entirety by the following:

In addition to the fixed account, we currently have twenty-six (26) subaccounts available, each of which invests exclusively in shares of a single corresponding Fund.

The following descriptions of additional investment options available under the Certificate are added after the second paragraph of the “INVESTMENT OPTIONS” section of your prospectus.

AMERICAN FUNDS INSURANCE SERIES

Capital Research and Management Company serves as the investment adviser to the following Funds. The investment adviser uses a system of multiple portfolio managers in managing each Fund’s assets. Under this approach, the portfolio of each Fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

Global Growth Fund, Class 2

This Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Fund seeks to invest at least 30% of its net assets in issuers outside of the United States. Although the Fund focuses on investments in medium to large capitalization companies, the Fund’s investments are not limited to a particular capitalization size.

Global Small Capitalization Fund, Class 2

This Fund seeks to provide long-term growth of capital. Normally, this Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. The Fund’s holdings of small capitalization stocks may fall below the 80% threshold, however, due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Fund seeks to invest at least 30% of its net assets in issuers outside of the United States.

Growth Fund, Class 2

This Fund seeks to provide growth of capital. The Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside of the United States. Although the Fund focuses on investments in medium to larger capitalization companies, the Fund’s investments are not limited to a particular capitalization size.

Global Growth and Income Fund, Class 2

This Fund seeks to provide long-term growth of capital while providing current income. The Fund invests primarily in common stocks of well-established companies around the world that the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Fund seeks to invest at least 30% of its net assets in issuers outside of the United States. Although the Fund focuses on investments in medium to larger capitalization companies, the Fund’s investments are not limited to a particular capitalization size.

Growth-Income Fund, Class 2

This Fund seeks to achieve long-term growth of capital and income by investing primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the Fund focuses on investments in medium to larger capitalization companies, the Fund’s investments are not limited to a particular capitalization size. The Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside of the United States.

International Growth and Income Fund, Class 2

This Fund seeks to provide long-term growth of capital while providing current income. The Fund invests primarily in stocks of larger, well-established companies domiciled outside of the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The Fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside of the United States. The Fund therefore expects to be invested in numerous countries outside of the United States. Although the Fund focuses on investments in medium to larger capitalization companies, the Fund’s investments are not limited to a particular capitalization size.

Asset Allocation Fund, Class 2

This Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. In pursuing its investment objective, the Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment advisor expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. The proportion of equities, debt and money market securities held by the Fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the Fund focuses on investments in medium to larger capitalization companies, the Fund’s investments are not limited to a particular capitalization size. The Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside of the United States and up to 5% of its assets in debt securities of issuers domiciled outside of the United States. In addition, the Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Fund’s investment adviser, or unrated but determined to be of equivalent quality by the Fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The following sentence is added after the third sentence in the third paragraph of the “PURCHASING YOUR CERTIFICATE” section of your prospectus.

We may waive the minimum amount for subsequent premiums for certain qualified certificates or for certain methods of collecting premiums.

*    *    *    *    *

If you have any questions regarding this supplement, please contact Woodmen of the World and/or Omaha Woodmen Life Insurance Society at 1-877-664-3332 or contact your Registered Representative.

EXPLANATORY NOTE

This registration statement incorporates herein by reference the prospectus dated May 1, 2014, and the statement of additional information dated May 1, 2014, included in Post-Effective Amendment No. 13 to the registration statement on Form N-4 (File Nos. 333-101231, 811-21254) filed on April 23, 2014, pursuant to paragraph (b) of Rule 485.

Part C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)(1) Financial Statements

All required financial statements are included in Part B of this filing. We are providing audited financial statements for both the Account and the Depositor for the period ending December 31, 2013.

(a)(2) Financial Statement Schedules

Report of Independent Registered Public Accounting Firm on Schedules

Schedule I – Summary of Investments Other Than Investments in Related Parties as of December 31, 2013

Schedule III – Supplementary Insurance Information as of December 31, 2013, 2012, and 2011, and for each of the years then ended

Schedule IV – Reinsurance as of December 31, 2013, 2012, and 2011, and for each of the years then ended

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b) Exhibits

(1)	Certified resolution of the Board of Directors of Woodmen the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society (“Woodmen”) Establishing Woodmen Variable Annuity Account (the “Account”)	Incorporated herein by reference from the Initial Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on November 15, 2002

(2)	Not Applicable.

(3)	Draft of Distribution Agreement between Woodmen and Woodmen Financial Services, Inc.	Incorporated herein by reference from the Initial filing of this Registration Statement (No.333-1012331) as filed with the Securities And Exchange Commission on November 15, 2002

(4)(a)	Form of Variable Annuity Certificate	Incorporated herein by reference from Exhibit (4)(a) to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on November 15, 2002

(4)(b)	Form of IRA endorsement	Incorporated herein by reference from Exhibit (4)(b) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on April 30, 2007.

(4)(c)	Form of Roth IRA endorsement	Incorporated herein by reference from the Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on April 30, 2007

(4)(d)	Form of SIMPLE IRA Endorsement	Incorporated herein by reference from the Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on April 30, 2007

(4)(e)	Form of 403(b) TSA Endorsement	Incorporated herein by reference from the Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on April 30, 2007

(5)(a)	Certificate Application	Incorporated herein by reference from the Initial Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on November 15, 2002

(5)(b)	Form of IRA disclosure statement	Incorporated herein by reference from the Initial Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on November 15, 2002

(5)(c)	Form of Roth IRA disclosure statement	Incorporated herein by reference from the Initial Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on November 15, 2002

(5)(d)	Form of SIMPLE IRA disclosure statement	Incorporated herein by reference from the Filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on April 25, 2006

(6)	Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society Articles of Incorporation and Constitution and Laws	Incorporated herein by reference from Exhibit 6 to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on December 18, 2013.

(7)	Not Applicable.

(8)(a)	Draft of Participation Agreement (Summit (k/n/a Calvert))	Incorporated herein by reference from Exhibit (8)(a) to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on November 15, 2002.

(8)(b)	Draft of Participation Agreement (Fidelity)	Incorporated herein by reference from the filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on May 16, 2003.

(8)(c)	Draft of Administrative Services Agreement (Summit (k/n/a Calvert))	Incorporated herein by reference from Exhibit (8)(c) To Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on November 15, 2002.

(8)(d)	Draft of Services Agreement (Fidelity)	Incorporated herein by reference from the filing of this of Registration Statement (File No 333-101231) as filed with the Securities and Exchange Commission on May 16, 2003.

(8)(e)	Draft of Participation Agreement (PIMCO)	Incorporated herein by reference from Exhibit (8)(e) to Post-Effective Amendment No. 1 To Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on or about April 30, 2004.

(8)(f)	Draft of Services Agreement (PIMCO)	Incorporated herein by reference from Exhibit (8)(f) to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on or about April 30, 2004.

(8)(g)	Draft of Participation Agreement (Franklin Templeton)	Incorporated herein by reference from Exhibit 8(g) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on December 18, 2013.

(8)(h)	Draft of Shareholder Information Agreement (Franklin Templeton)	Incorporated herein by reference from Exhibit 8(h) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on December 18, 2013.

(8)(i)	Fund Participation and Service Agreement (American Funds)	Filed herewith.

(8)(j)	Business Agreement (American Funds)	Filed herewith.

(8)(k)	American Funds Rule 22c-2 Agreement	Filed herewith.

(9)	Opinion and Consent of Lynn Espeland	Incorporated herein by reference from Exhibit (9) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on April 30, 2009.

(10)	Consent of Ernst & Young, LLP	Filed Herewith

(11)	Not Applicable.

(12)	Not Applicable.

(99.1)	Powers of Attorney from Danny E. Cummins, Patricia L. Metheny, Wesley A. Dodd Jr., Michael C. Shealy, Dr. James W. Bosler III, Dr. James W. Shaver, Daryl J. Doise,	Incorporated herein by reference from Exhibit 99.1 to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-4 (File No 333-101231) filed with the Securities and Exchange Commission on December 18, 2013.
Mark L. Schreier,
Daniel W. Rice III,
Pamela J. Hernandez,
Ronald H. Aldridge, and
Patrick L. Dees

(99.2)	Powers of Attorney from	Filed Herewith.
Larry R. King, Robert T. Maher
and Annette M. Devine

ITEM 25	DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS*	Positions and Offices With Depositor

Larry R. King	President/CEO, Chairman of the Board
Pamela J. Hernandez	Executive Vice President, Operations/Secretary, Director
Patrick L. Dees	Executive Vice President, Fraternal, Director
Robert T. Maher	Executive Vice President, Finance/Treasurer, Director
Elvis O. Anderson	Senior Vice President, Field
Denise M. McCauley	Senior Vice President, Operations
Matthew E. Ellis	Vice President, General Counsel
Randall P. Rotschafer	Vice President, Chief Actuary
Jerry G. Smolinksi	Vice President, Business Technology
Annette M. Devine	Vice President, Accounting Services
Karla J. Gochenour	Vice President, Human Resources
Randy D. Horrocks	Vice President, Sales
Steven T. McKern	Vice President, Administrative Services
Steven B. Jones	Vice President, Marketing & Fraternal
C. Shawn Bengston	Vice President, Investment
Lee A. Janecek	Vice President, Certificate Administration & Chief Underwriter
Dr. James W. Bosler III	Director

Daniel W. Rice III	Director
Dr. James W. Shaver	Director
Michael C. Shealy	Director
Wesley A. Dodd Jr.	Director
Daryl J. Doise	Director
Danny E. Cummins	Director
Patricia L. Metheny	Director
Ronald H. Aldridge	Director
Mark L. Schreier	Director

*	The principal business address of each person is Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society 1700 Farnam Street, Omaha, NE 68102

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Registrant is a separate account of Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society, the Depositor, established by the Board of Directors of the Depositor in 2001 pursuant to the laws of the State of Nebraska. The Depositor is a fraternal benefit society organized under the laws of the State of Nebraska and is owned by and operated for its members. It has no shareholders and is not subject to the control of any affiliated persons. Depositor controls its wholly-owned direct subsidiary, WFS Holdings, Inc., a Nebraska corporation which is a holding company with no independent operations. WFS Holdings, Inc. controls its wholly-owned subsidiary, Woodmen Financial Services, Inc., a Nebraska corporation that is a broker-dealer and principal underwriter hereunder. WFS Holdings also controls one other wholly owned subsidiary, Woodmen Insurance Agency, Inc. All are located at 1700 Farnam Street, Omaha, NE 68102.

ITEM 27. NUMBER OF CERTIFICATE HOLDERS

As of November 30, 2014, there were 4,853 Qualified Certificates outstanding and 2,406 Nonqualified Certificates outstanding.

ITEM 28. INDEMNIFICATION

Article 3 section 5 of the Constitution and Laws of Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society contains provisions governing the indemnification of officers and employees of the depositor it provides:

“Sec. 5. Indemnification of Officers and Employees. Every officer or employee and every former officer or employee of the Society shall be indemnified against losses or judgments assessed against him by a court of competent jurisdiction and for expenses actually and reasonably incurred by him in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made a party by reason of serving this Society, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be guilty of fraud, gross negligence or malfeasance in the performance of duty.”

Under the Nebraska Business Corporation Act, a Nebraska corporation, such as Woodmen Financial Services, Inc., is required to indemnify a director and officer who was wholly successful in the defense of any proceeding to which such person was a party because of his or her position as a director or officer against reasonable expenses, including attorneys’ fees, incurred in connection with such proceeding. Under the Nebraska Business Corporation Act, a Nebraska corporation, is permitted, but not required, to indemnify a director or officer against liability if such person conducted himself or herself in good faith, and the director or officer reasonably believed that his or her conduct was in the best interests of the corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Woodmen Financial Services, Inc. is the Registrant’s principal underwriter and is not the principal underwriter, depositor, sponsor or investment adviser of any investment company, other than the Registrant.

(b) Director, Officers and Managers of Woodmen Financial Services, Inc.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH THE UNDERWRITER

Timothy K. Buderus	CEO, President, Director
William J. Manifold	Director
Robert T. Maher	Chairman of the Board
Elvis O. Anderson	Director
Patrick L. Dees	Director
Vesta Pudenz	Financial and Operations Principal, CFO, Co-Chief Compliance Officer, Treasurer
Adam Rosauer	Co-Chief Compliance Officer
Jordan Mawson	Assistant Treasurer
Annette M. Devine	AML Officer

*	The principal business address of all of the persons listed above is Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society, 1700 Farnam Street, Omaha, NE 68102.

(c) The following information shows all commissions and other compensation received by the sole underwriter, Woodmen Financial Services, Inc., directly or indirectly, from the Registrant from inception to the Registrant’s last fiscal year, for providing underwriting services.

	Brokerage Commissions (Gross)	Compensation to the underwriter (net)
2013	$1,376,139.15	$1,300,725.16

ITEM 30. LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the depositor at its home office located at 1700 Farnam Street, Omaha, NE 68102.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as payments for the purchase of the Certificates offered herein are being accepted.

(b) The Registrant undertakes that it will include as part of any application to purchase a Certificate offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Depositor for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Depositor at the address or phone number listed in the prospectus.

(d) Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society represents that in connection with its offering of the Certificates as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that Woodmen will comply with paragraphs numbered (1) through (4) of that letter.

(e) Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society represents that in connection with its offering of the Certificates as funding vehicles for certain retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated August 30, 2012, to ING Life Insurance and Annuity Company regarding Sections 22(e) and 27(i)(2)(a) of the Investment Company Act of 1940, and that Woodmen will comply with the requirements set forth in the no-action letter for entities relying on that no-action position.

(f) Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society represents that the aggregate charges under the

Certificates are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Woodmen Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, by the undersigned thereunto duly authorized, in the City of Omaha, State of Nebraska, on this 30th day of December, 2014.

Woodmen Variable Annuity Account (Registrant)

By:	Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance
Society (Depositor, on behalf of itself and Registrant)

By:	*
Larry R. King
President & CEO & Chairman of the Board

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

All of the Board of Directors of Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society

*
Daryl J. Doise	Director	December 30, 2014

*
Daniel W. Rice III	Director	December 30, 2014

*
James W. Bridges, Jr.	Director	December 30, 2014

*
Dr. James W. Bosler III	Director	December 30, 2014

*
Dr. James W. Shaver	Director	December 30, 2014

*
Michael C. Shealy	Director	December 30, 2014

*	Director	December 30, 2014
Wesley A. Dodd Jr.

*	Director	December 30, 2014
Danny E. Cummins

*	Director	December 30, 2014
Patricia L. Metheny

*	Director	December 30, 2014
Ronald H. Aldridge

*	Director	December 30, 2014
Mark L. Schreier

*	Director, Executive	December 30, 2014
Patrick L. Dees	Vice President, Fraternal

*	Director, Executive	December 30, 2014
Pamela J. Hernandez	Vice President Operations/Secretary

*	President and Chief	December 30, 2014
Larry R. King	Executive Officer and
Chairman of the Board

/s/ Robert T. Maher	Director,	December 30, 2014
Robert T. Maher	Executive Vice President
Finance/Treasurer

*By:	/s/ Robert T. Maher
Robert T. Maher
Pursuant to Powers of Attorney

Signature	Title	Date

*	Vice President,	December 30, 2014
Annette M. Devine	Accounting Services

EXHIBIT INDEX

No.	Exhibit

(8)(i)	Fund Participation and Service Agreement (American Funds)

(8)(j)	Business Agreement (American Funds)

(8)(k)	American Funds Rule 22c-2 Agreement

(10)	Consent of Ernst & Young LLP

(99.2)	Powers of Attorney from:

Larry R. King, Robert T. Maher, and Annette M. Devine